CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) - Predecessor Company - USD ($)	3 Months Ended	8 Months Ended
	Sep. 30, 2019	Dec. 31, 2019
Sale of units in initial public offering		$ 45,000,000
Sale of private placement warrants to sponsor	7,333,333	7,333,333